Income tax expense	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax expense
24.
Income tax expense

Income tax recognized in income or loss:

	2025	2024
Current tax expense
Current period	101,035	179,142
Adjustment for prior periods	(5,126)	1,998
	95,909	181,140
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(2,593)	(39,578)
Variation in tax rate	(520)	(1,053)
Adjustment for prior periods	2,011	(2,270)
	(1,102)	(42,901)
Income tax expense	94,807	138,239

Income tax recognized in other comprehensive income:

	2025			2024
		Tax			Tax
	Before	(benefit)	Net of	Before	(benefit)	Net of
	tax	expense	tax	Tax	expense	tax
Foreign currency translation differences	(8,218)	-	(8,218)	5,675	-	5,675
Defined benefit plan remeasurement (losses) gains	(4,273)	(1,067)	(3,206)	22,495	5,686	16,809
Gain (loss) on net investment hedge	84,765	(8)	84,773	(135,112)	977	(136,089)
Change in fair value of investment in equity securities	(2,912)	(464)	(2,448)	(7,962)	146	(8,108)
	69,362	(1,539)	70,901	(114,904)	6,809	(121,713)

Reconciliation of effective tax rate:

		2025		2024
Income before income tax		405,360		560,723
Income tax using the Company’s
statutory tax rate	26.5%	107,420	26.5%	148,592

Increase (decrease) resulting from:
Rate differential between
jurisdictions	0.4%	1,513	0.0%	200
Variation in tax rate	-0.1%	(520)	-0.2%	(1,053)
Non deductible expenses	1.2%	4,765	1.2%	6,839
Tax deductions and tax
exempt income	-4.0%	(16,354)	-3.0%	(17,021)
Adjustment for prior periods	-0.8%	(3,115)	0.0%	(272)
Multi-jurisdiction tax	0.3%	1,098	0.2%	954
	23.4%	94,807	24.7%	138,239

In July of 2025, the One Big Beautiful Bill Act was signed into law. The legislation includes modifications to the international tax framework and the reimposition of favorable tax treatment including 100% bonus depreciation for qualified property placed in service after January 19, 2025 and business interest expense limitations. The Group recognized the effects of the legislation in 2025 for the provisions currently enacted, which increased the deferred tax liability and reduced the federal income tax liability. The Group anticipates similar impacts in future years with no consequential impact on the annual effective tax rate.